Financial instruments - classification	12 Months Ended
Dec. 31, 2020
Financial instruments
Financial instruments - classification

11 Financial instruments – classification

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments on an IFRS 9 basis. Assets and liabilities outside the scope of IFRS 9 are shown within other assets and other liabilities.

			Amortised	Other
	MFVTPL	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks			124,489		124,489
Trading assets	68,990				68,990
Derivatives (1)	166,523				166,523
Settlement balances			2,297		2,297
Loans to banks - amortised cost (2)			6,955		6,955
Loans to customers - amortised cost (3)			360,544		360,544
Other financial assets	440	44,902	9,806		55,148
Intangible assets				6,655	6,655
Other assets				7,890	7,890
31 December 2020	235,953	44,902	504,091	14,545	799,491

			Amortised	Other
	MFVPL	FVOCI	cost	assets	Total
	£m	£m	£m	£m	£m
Cash and balances at central banks*			80,993		80,993
Trading assets	76,745				76,745
Derivatives (1)	150,029				150,029
Settlement balances			4,387		4,387
Loans to banks - amortised cost* (2)			7,554		7,554
Loans to customers - amortised cost (3)			326,947		326,947
Other financial assets	715	49,283	11,454		61,452
Intangible assets				6,622	6,622
Other assets				8,310	8,310
31 December 2019	227,489	49,283	431,335	14,932	723,039

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (4)			20,606		20,606
Customer deposits			431,739		431,739
Settlement balances			5,545		5,545
Trading liabilities	72,256				72,256
Derivatives (1)	160,705				160,705
Other financial liabilities (5)		2,403	43,408		45,811
Subordinated liabilities		793	9,169		9,962
Notes in circulation			2,655		2,655
Other liabilities (6)			1,882	4,506	6,388
31 December 2020	232,961	3,196	515,004	4,506	755,667
Bank deposits (4)			20,493		20,493
Customer deposits			369,247		369,247
Settlement balances			4,069		4,069
Trading liabilities	73,949				73,949
Derivatives (1)	146,879				146,879
Other financial liabilities (5)		2,258	42,962		45,220
Subordinated liabilities		724	9,255		9,979
Notes in circulation			2,109		2,109
Other liabilities (6)			1,920	5,618	7,538
31 December 2019	220,828	2,982	450,055	5,618	679,483

*2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.

Notes:

(1)	Includes net hedging derivatives assets of £93 million (2019 - £202 million) and net hedging derivatives liabilities of £130 million (2019 - £22 million).
(2)	Includes items in the course of collection from other banks of £148 million (2019 - £50 million).
(3)	Includes finance lease receivables of £9,061 million (2019 – £9,212 million).
(4)	Includes items in the course of transmission to other banks of £12 million (2019 - £2 million).
(5)

The carrying amount of other customer accounts designated as at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(6)	Includes lease liabilities of £1,698 million (2019 - £ 1,823 million ) held at amortised cost.

Judgment: classification of financial assets

Classification of financial assets between amortised cost and fair value through other comprehensive income requires a degree of judgement in respect of business models and contractual cashflows.

•

The business model criteria is assessed at a portfolio level to determine whether assets are classified as held to collect or held to collect and sell. Information that is considered in determining the applicable business model includes the portfolio’s policies and objectives, how the performance and risks of the portfolio are managed, evaluated and reported to management; and the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for sales.

•

The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. A level of judgement is made in assessing terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including contingent and leverage features,  non-recourse arrangements and features that could modify the time value of money.

	2020	2019
NatWest Group's financial assets and liabilities include:	£m	£m
Reverse repos
Trading assets	19,404	24,095
Loans to banks - amortised cost	153	165
Loans to customers - amortised cost	25,011	10,649

Repos
Bank deposits	6,470	2,597
Customer deposits	5,167	1,765
Trading liabilities	19,036	27,885

The tables below present information on financial assets and financial liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements together with financial collateral received or given.

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount after	Instruments
				master netting			the effect of netting	outside
		IFRS	Balance	and similar	Cash	Securities	agreements and	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2020	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	176,425	(10,807)	165,618	(137,086)	(19,608)	(5,053)	3,871	905	166,523
Derivative liabilities	171,614	(11,540)	160,074	(137,086)	(15,034)	(4,921)	3,033	631	160,705
Net position (1)	4,811	733	5,544	—	(4,574)	(132)	838	274	5,818

Trading reverse repos	43,908	(24,867)	19,041	(929)	—	(18,040)	72	363	19,404
Trading repos	42,203	(24,867)	17,336	(929)	—	(16,407)	—	1,700	19,036
Net position	1,705	—	1,705	—	—	(1,633)	72	(1,337)	368

Non trading reverse repos	36,117	(10,953)	25,164	—	—	(25,164)	—	—	25,164
Non trading repos	22,590	(10,953)	11,637	—	—	(11,637)	—	—	11,637
Net position	13,527	—	13,527	—	—	(13,527)	—	—	13,527

2019
Derivative assets	158,850	(10,913)	147,937	(122,697)	(18,685)	(4,292)	2,263	2,092	150,029
Derivative liabilities	154,396	(11,724)	142,672	(122,697)	(17,296)	(1,276)	1,403	4,207	146,879
Net position (1)	4,454	811	5,265	—	(1,389)	(3,016)	860	(2,115)	3,150

Trading reverse repos	52,007	(28,720)	23,287	(562)	—	(22,364)	361	808	24,095
Trading repos	54,131	(28,720)	25,411	(562)	—	(24,849)	—	2,474	27,885
Net position	(2,124)	—	(2,124)	—	—	2,485	361	(1,666)	(3,790)

Non trading reverse repos	21,341	(10,527)	10,814	—	—	(10,814)	—	—	10,814
Non trading repos	14,889	(10,527)	4,362	—	—	(4,362)	—	—	4,362
Net position	6,452	—	6,452	—	—	(6,452)	—	—	6,452

Note:

(1)The net IFRS offset balance of £733 million (2019 - £811 million) relates to variation margin netting reflected on other balance sheet lines.

Interest rate benchmark reform

In 2020 NatWest Group continued to implement its entity-wide LIBOR programme with the view of being ready for the various transition events that are expected to occur prior to the cessation of the vast majority of the IBOR benchmark rates at the end of 2021 and the USD LIBOR in 2023. In the UK, regulators, most notably the Bank of England (BoE) and the Financial Conduct Authority (FCA), have issued guidance on how market participants are expected to approach transition as well as the regulatory expectations in relation to the credit adjustment spread calculation methodologies, conversion strategies amongst, existence of products referencing IBOR benchmark rates amongst other items.

The group-wide programme continued to address the key areas that will be affected by the IBOR reform most notably:

•	Client stratification, engagement and education;
•	Contract fall-back remediation;
•	Transition on an economically equivalent basis;
•	Effect of modifications to existing terms beyond those that are attributable to the IBOR reform;
•	Funding and liquidity management, planning and forecast;
•	Risk management;
•	Financial reporting and valuation;and,
•	Changes to processes and systems covering front-end, risk and finance systems.

NatWest Group continued to develop new products across its different segments that reference the new alternative risk-free rates and worked with clients to assess their readiness and ability to adopt new products or transition existing products. A comprehensive review of the effect of IBOR reform on funding, liquidity and risk management has also been conducted. This is expected to be fully implemented over the course of 2021. NatWest Group will continue to adapt its key systems, methodologies and processes to meet the requirements of the new risk-free rates. This is expected to be concluded in advance of the LIBOR cessation date at the end of 2021.

NatWest Group also remained engaged with regulators, standard setters and other market participants on key matters related to the IBOR reform and an open dialogue is expected throughout 2021. It is expected that the programme will meet all timelines set by the regulators.

The table below provides an overview of IBOR related exposure by currency and nature of financial instruments. Non-derivative financial instruments are presented on the basis of their carrying amounts excluding expected credit losses while derivative financial instruments are presented on the basis of their notional amount.

					Balances not
	Rates subject to IBOR reform				subject to	Expected
	GBP LIBOR	USD IBOR(1)	EUR IBOR	Other IBOR	IBOR reform	credit losses	Total
	£m	£m	£m	£m	£m	£m	£m
Trading assets	75	60	348	1	68,506	—	68,990
Loans to banks - amortised cost	23	82	101	—	6,751	(2)	6,955
Loans to customers - amortised cost	39,858	5,289	4,950	234	316,200	(5,987)	360,544
Other financial assets	2,847	303	370	71	51,568	(11)	55,148

Bank deposits	—	—	—	—	20,606		20,606
Customer deposits	—	—	—	4	431,735		431,739
Trading liabilities	54	301	269	2	71,630		72,256
Other financial liabilities	1,116	9,792	5,902	146	28,856		45,812
Subordinated liabilities	8	1,286	438	—	8,230		9,962

Loan commitments(2)	25,616	9,228	7,176	682	79,220		121,922

Derivatives notional (£bn)	1,407.5	1,368.8	2,358.8	289.6	8,622.1		14,046.8

Notes:

(1)	USD LIBOR is now expected to convert to alternative risk free rates in mid-2023 subject to consultation.
(2)

Certain loan commitments are multi-currency facilities. Where these are fully undrawn, they are allocated to the principal currency of the facility. Where the facilities are partly drawn, the remaining loan commitment is allocated to the currency with the largest drawn amount.

Included within the table above for derivatives were currency swaps with corresponding legs also subject to IBOR reform of GBP LIBOR of £5.2 billion with USD IBOR £2.0 billion, EUR IBOR £2.9 billion and Other IBOR £0.3 billion. Currency swaps of USD IBOR of £231.7 billion with GBP LIBOR £98.5 billion, EUR IBOR £85.8 billion and Other IBOR £47.4 billion. Currency swaps of EUR IBOR of £5.1 billion with GBP LIBOR £2.3billion, USD IBOR £1.8 billion and Other IBOR £1.0 billion. Currency swaps of Other IBOR of £2.2 billion with EUR IBOR £0.7 billion, USD IBOR £1.2 billion and Other IBOR £0.3 billion.

Additionally, included above are basis swaps for GBP LIBOR of £97.0 billion, USD IBOR of £ 81.0 billion, EUR IBOR of £49.0 billion and Other IBOR of £10.0 billion.

AT1 issuances

NatWest Group has issued certain capital instruments (AT1), under which reset clauses are linked to IBOR rates subject to reform. Where under the contractual terms of the instrument the coupon resets to a rate which has IBOR as a specified component of its pricing structure, these are subject to IBOR reform and listed below:

£m
US$1.15 billion 8% notes	734
US$2.65 billion 8.625% notes	2,046

NatWest Group‘s non-cumulative preference shares of USD$0.01 Series U (£494 million) is also subject to IBOR reform.